Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

Note 9 - Employee Benefit Plans

The Bank has a 401(k) plan for all eligible employees. Employees are eligible for participation in the 401(k) Plan after one year of service and attaining age 19. The 401(k) Plan allows employees to contribute 1% to 100% of their annual salary subject to statutory limitations. Matching contributions made by the Bank are 100% of the first 6% of compensation that an employee contributes to the 401(k) Plan. In addition, the Bank may make a discretionary contribution as a percentage of each eligible employee’s annual base compensation including the value of ESOP shares allocated. Matching contributions to the 401(k) Plan amounted to $218,000 and $225,000 for the years ended December 31, 2018 and 2017, respectively. Discretionary contributions to the 401(k) Plan were $28,000 and $85,000 for the years ended December 31, 2018 and 2017, respectively.

The Bank sponsors an Employee Stock Ownership Plan (ESOP) for eligible employees who have attained age 21 and completed one year of employment. The cost of shares not committed to be released is presented in the accompanying consolidated balance sheets as a reduction of stockholders’ equity. Allocations to individual accounts are based on participant compensation. As shares are committed to be released to participants, the Company reports compensation expense equal to the current market price of the shares and the shares become outstanding for earnings per share computations. The difference between the market price and the cost of shares committed to be released is recorded as an adjustment to additional paid-in-capital. Any dividends on allocated shares reduce retained earnings. Any dividends on unallocated ESOP shares reduce debt and accrued interest. In connection with establishing the ESOP in 2007, the ESOP borrowed $700,000 from FSB Community to purchase 69,972 common shares of FSB Community’s stock. The loan is being repaid in twenty equal annual installments through 2026. The loan bears interest at the Prime Rate.

Shares are released to participants on a straight-line basis as the loan is repaid and totaled 3,808 shares for each of the years ended December 31, 2018 and December 31, 2017. Total expense for the ESOP was $72,000 and $52,000 for the years ended December 31, 2018 and 2017, respectively. At December 31, 2018, the Company had 30,463 unearned ESOP shares having an aggregate market value of $517,871.

The Bank has a supplemental executive retirement plan (SERP) for two participants, one current executive and one retired executive. All benefits provided under the SERP are unfunded and, as these executives retire, the Company will make payments to participants. The Company has recorded $826,000 and $797,000 at December 31, 2018 and 2017 respectively, for the SERP in other liabilities. In 2018 and 2017, the expense under the SERP totaled $59,000 and $38,000, respectively.

On September 27, 2017, the Board of Directors of the Company approved the grant of restricted stock awards to its Directors and executive officers under the 2017 Equity Incentive Plan that was approved at the special meeting of stockholders on August 29, 2017 when 77,668 shares were authorized for award. On January 5, 2018 and July 2, 2018, a total of 8,400 restricted stock awards were granted to five executive officers of the Company with the fair value of the stock at $17.52 and $17.75, respectively. On October 2, 2017 and October 30, 2017, a total of 21,380 restricted stock awards were granted to the 11 external directors of the Company and a total of 41,320 restricted stock awards were granted to three executive officers, with the fair value of the stock at $16.72 and $16.69, respectively. The awards will vest ratably over five years (20% per year for each year of the participant’s service with the Company) with the exception of four Directors whose shares vested immediately upon their retirement from the Board of Directors on December 31, 2017.

A summary of the Company’s stock award activity for the years ended December 31, 2018 and 2017 is as follows:

	2018		2017
	Stock Awards	Weighted Average Price Per Share	Stock Awards	Weighted Average Price Per Share
Outstanding at beginning of year	62,700	$16.72	-	$-
Grants	8,400	17.57	62,700	16.72
Outstanding at year end	71,100	$16.82	62,700	$16.72

Vested shares at year end	15,644	$16.72	3,880	$16.72
Unvested shares at year end	55,456	$16.85	58,820	$16.72
Total outstanding shares at year end	71,100		62,700

The Bank also has a stock-based compensation plan which allows the Company to issue up to 194,168 stock options. On January 5, 2018 and July 2, 2018, the Board of Directors granted a combined total of 20,000 options to buy stock under the plan at exercise prices of $17.52 and $17.75, the fair value of the stock as of January 5th and July 2nd, respectively. On October 2, 2017 and October 30, 2017, the Board of Directors granted a combined total of 152,080 options to buy stock under the plan at exercise prices of $16.72 and $16.69, the fair value of the stock as of October 2nd and October 30th, respectively. These options have a 10-year term and are vested over a five-year period.

A summary of the Company’s stock option activity and related information for its option plans for the years ended December 31, 2018 and 2017 is as follows:

	2018			2017
	Options	Exercise Price Range	Weighted Average Exercise Price Per Share	Options	Exercise Price Range	Weighted Average Exercise Price Per Share
Outstanding at beginning of year	152,080	$16.69-$16.72	$16.72	-	-	$-
Grants	20,000	$17.52-$17.75	17.58	152,080	$16.69-$16.72	16.72
Exercised	-	-	-	-	-	-
Outstanding at year end	172,080	$16.69-$17.75	$16.82	152,080	$16.69-$16.72	$16.72

Exercisable at year end	30,416	$16.69-$16.72	$16.72	-	-	$-

We use the Black-Scholes option-pricing model to estimate fair value of stock-based awards. The following weighted average assumptions were used to value options granted during the years ended December 31, 2018 and 2017:

	2018	2017

Risk-free interest rate	2.41%	1.94%
Volatility factor	10.47%	9.35%
Dividends	0.00%	0.00%
Weighted average expected life (years)	5.00	5.00
Forfeiture rate	0.00%	0.00%

We calculate expected volatility for stock options by taking an average of historical volatility over the past five years and a computation of implied volatility. The computation of expected term was determined based on the contractual terms of the stock-based awards and vesting schedules. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield in effect at the time of grant. Forfeiture rates are calculated by dividing unvested shares forfeited by beginning shares outstanding.

The grants to senior management and directors vest over a five year period in equal annual installments, with the first installment vesting on the first anniversary date of the grant and succeeding installments on each anniversary thereafter, through 2023.

The compensation expense of the awards is based on the fair value of the instruments on the date of grant. The Company recorded compensation expense in the amount of $310,000 and $132,000 for the years ended December 31, 2018 and 2017, respectively and is expected to record approximately $304,000 in 2019 through 2021, $238,000 in 2022, and $5,000 in 2023.

The grant date fair value of all options granted during 2018 and 2017 under the methods and assumptions described above was $55,000 and $362,000, respectively.

The Company’s unrecognized compensation cost, net of estimated forfeitures, related to the non-vested share-based compensation arrangements granted under the plan is expected to be recognized over a weighted average period of approximately 3.80 years.

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2018 and 2017 were approximately $8,000 and $0, respectively.

A summary of changes in the Company’s unvested shares for the year is as follows:

Unvested Shares	Shares	Weighted Average Grant Date Fair Value

Unvested at January 1, 2018	152,080	$2.24
Granted	20,000	2.73
Vested	30,416	2.24

Unvested at December 31, 2018	141,664	$2.31